Note 8 - BANK LOANS AND OVERDRAFTS (Details Narrative) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Bangkok Bank Hong Kong	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2012 Open Letters of Credit [Member]	Dec. 31, 2011 Open Letters of Credit [Member]
Line of credit facility maximum borrowing capacity	$ 336,053	$ 316,369
Line of credit					227,147	224,640	144,183	128,409	39,793	49,596
Mortgage of land, buildings, machinery and equipment total carrying amount	16,383	15,792
Pledge of short-term deposits and accounts receivables	11,217	12,024
Trading facility secured by assets	35,338	31,414
Weighted average interest rates on bank loans	3.40%	3.70%	3.60%
Cash loan				14,000
Trade facility				$ 8,000
Cash loan interest rate description				SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted quarterly as the SIBOR fluctuates.